Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of Renewable Energy Credit Commitments
The Company's commitments to third parties under REC sales contracts for each of the next five years and thereafter are as follows:

(in thousands)	Number of
Year ended December 31,	RECs
2026	21
2027	21
2028	21
2029	21
2030	20
Thereafter	144
Total	248
The Company's commitments to third parties under REC sales contracts for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Number of RECs
2026-2027	13
2027-2028	21
2028-2029	21
2029-2030	21
2030-2031	20
Thereafter	144
Total	240